S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Mar. 19, 2026
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]
A Paradise shareholders will face immediate dilution in their shareholding due to, among other transactions, the issuance of Enhanced Group Class A common stock and Enhanced Group Class B common stock as consideration for the proposed Business Combination. As a result, A Paradise shareholders will hold a minority position, potentially diminishing their influence over the management of Enhanced Group.
A Paradise’s net tangible book value as of December 31, 2025 was $(7,635,637), or $(0.26) per share, based on 29,841,667 shares of A Paradise Class A and Class B ordinary shares outstanding as of that date.
The following table illustrates the changes in net tangible book value and dilution to existing shareholders at varying redemption levels.

	Assuming No Redemptions	Assuming 25% Redemptions	Assuming 50% Redemptions
Offering price per share in the initial registered offering	$10.00	$10.00	$10.00

A Paradise’s net tangible book value as of December 31, 2025, as adjusted for redemptions	$194,871,940	$144,042,401	$93,212,863
A Paradise’s shares outstanding, as adjusted for redemptions	29,841,667	24841667	19841667
A Paradise’s net tangible book value per share as of December 31, 2025, as adjusted for redemptions	$6.53	$5.80	$4.70
Dilution per share to the existing A Paradise shareholders	$3.47	$4.20	$5.30
Change in net tangible book value per share attributable to A Paradise’s shareholders	$6.79	$6.05	$4.95

	Assuming 75% Redemptions	Assuming Maximum Redemptions
Offering price per share in the initial registered offering	$10.00	$10.00

A Paradise’s net tangible book value as of December 31, 2025, as adjusted for redemptions	$29,675,940	$(8,446,214)
A Paradise’s shares outstanding, as adjusted for redemptions	14,841,667	9,841,667
A Paradise’s net tangible book value per share as of December 31, 2025, as adjusted for redemptions	$2.86	$(0.86)
Dilution per share to the existing A Paradise shareholders	$7.14	$10.86
Change in net tangible book value per share attributable to A Paradise’s shareholders	$3.11	$(0.60)
The following table illustrates the as adjusted net tangible book value to A Paradise’s shareholders and decrease in net tangible book value to A Paradise’s shareholders as a result of transaction costs incurred by A Paradise and funds released from the trust at the Business Combination.

	Assuming No Redemptions	Assuming 25% Redemptions	Assuming 50% Redemptions
As adjusted net tangible book value per share	$6.53	$5.80	$4.70

Numerator adjustments
A Paradise’s net tangible book value as of December 31, 2025	$(7,635,637)	$(7,635,637)	$(7,635,637)
Transaction costs attributed to A Paradise	(810,577)	(810,577)	(810,577)
Funds released from trust(1)	203,318,154	152,488,616	101,659,077
As adjusted net tangible book value	$194,871,940	$144,042,401	$93,212,863

	Assuming No Redemptions	Assuming 25% Redemptions	Assuming 50% Redemptions
Denominator adjustments
A Paradise’s Public Shares outstanding	20,000,000	15,000,000	10,000,000
A Paradise Founder Shares outstanding	6,666,667	6,666,667	6,666,667
A Paradise Private Shares outstanding - Sponsor	400,000	400,000	400,000
A Paradise Private Shares outstanding - Representative	200,000	200,000	200,000
A Paradise Public Rights Shares to be issued	2,500,000	2,500,000	2,500,000
A Paradise Private Rights Shares to be issued to Sponsor	50,000	50,000	50,000
A Paradise Private Rights Shares to be issued to Representative	25,000	25,000	25,000
As adjusted total shares outstanding	29,841,667	24,841,667	19,841,667

	Assuming 75% Redemptions	Assuming Maximum Redemptions
As adjusted net tangible book value per share	$2.86	$(0.86)

Numerator adjustments
A Paradise’s net tangible book value as of December 31, 2025	$(7,635,637)	$(7,635,637)
Transaction costs attributed to A Paradise	(810,577)	(810,577)
Funds released from trust(1)	50,829,539	—
As adjusted net tangible book value	$42,383,324	$(8,446,214)

Denominator adjustments
A Paradise’s Public Shares outstanding	5,000,000	—
A Paradise Founder Shares outstanding	6,666,667	6,666,667
A Paradise Private Shares outstanding - Sponsor	400,000	400,000
A Paradise Private Shares outstanding - Representative	200,000	200,000
A Paradise Public Rights Shares to be issued	2,500,000	2,500,000
A Paradise Private Rights Shares to be issued to Sponsor	50,000	50,000
A Paradise Private Rights Shares to be issued to Representative	25,000	25,000
As adjusted total shares outstanding	14,841,667	9,841,667
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(1)The funds released from trust were adjusted under the no redemption scenario for the redemptions of $0, under the 25% redemption scenario for the redemptions of $50,829,539, under 50% redemption scenario for the redemptions of $101,659,077, under 75% redemption scenario for the redemptions of $152,488,616, and under maximum redemption scenario for the redemptions of $203,318,154.
The following table illustrates varying ownership levels of Enhanced Group immediately following the Business Combination on a fully diluted basis, including common stock issued pursuant to the Private Placement Investment:

	Assuming No Redemptions(1)		Assuming 50% Redemptions(2)		Assuming Maximum Redemptions(3)
Equity Capitalization Summary	Shares	%	Shares	%	Shares	%
Initial Shareholders(4)	7,116,667	4.6%	7,116,667	4.9%	7,116,667	5.3%
Public Shareholders(5)	22,500,000	14.6%	12,500,000	8.7%	2,500,000	1.9%
Enhanced Shareholders	118,095,171	76.8%	118,095,171	82.1%	118,095,171	88.2%
Private Placement Investment investors	5,905,034	3.9%	5,905,034	4.1%	5,905,034	4.4%
CCM	225,000	0.1%	225,000	0.2%	225,000	0.2%
Total ordinary shares	153,841,872	100%	143,841,872	100%	133,841,872	100%
__________________
Notes:
(1)Assumes that no public shareholders exercise redemption rights with respect to their public shares for a pro rata share of the funds in the Trust Account.
(2)Assumes that holders of 50% of public shares, or 10,000,000 public shares, will exercise their redemption rights for an aggregate payment of $101.7 million (based on the estimated per-share redemption price of $10.17 per share) from the Trust Account.
(3)Assumes that all public shareholders, holding 20,000,000 public shares, will exercise their redemption rights for an aggregate payment of $203.3 million (based on the estimated per-share redemption price of $10.17 per share) from the Trust Account.
(4)Includes (i) 6,666,667 shares converted from the A Paradise Class B ordinary shares on a one-to-one basis, (ii) 400,000 A Paradise Class A ordinary shares underlying the Private Placement Units, and (iii) 50,000 A Paradise Class A ordinary shares issuable upon conversion of the private placement rights underlying the Private Placement Units.
(5)Includes 2,500,000 shares to be issued upon Closing upon conversion of the A Paradise Rights outstanding.
Based on the foregoing, and solely for illustrative purposes, if a non-redeeming shareholder’s shares were to reflect an implied value of $10.00 per share based on the pro forma equity capitalization of Enhanced Group,
Enhanced Group would need to have a total pro forma equity value of at least (i) $1,538,418,720 in the no redemptions scenario, (ii) $1,438,418,720 in the 50% redemptions scenario, and (iii) $1,338,418,720 in the maximum redemptions scenario.
For more information, see “Risk Factors—Risks Related to the Business Combination and A Paradise—A Paradise shareholders will experience immediate dilution as a consequence of, among other transactions, the issuance of Enhanced Group common stock as consideration in the Business Combination. Having a minority share position may reduce the influence that A Paradise’s current shareholders have on the management of Enhanced Group”.

SPAC Sponsor and its Affiliates [Member]
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]

	Interest in Securities	Other Compensation
Sponsor
The Sponsor paid $25,000, or approximately $0.004 per share for its A Paradise Class B ordinary shares purchased in connection with A Paradise’s formation. The Sponsor also paid $4,000,000, or approximately $10.00 per unit for its Private Placement Units purchased in connection with the IPO. The Sponsor currently holds 400,000 Private Placement Units and 6,666,667 A Paradise Class B ordinary shares. At Closing, the Sponsor will hold a total of 7,116,667 Enhanced Group Class A common stock, consisting of such converted from (i) 6,666,667 A Paradise Class A ordinary shares from the A Paradise Class B ordinary shares on a one-to-one basis, (ii) 400,000 A Paradise Class A ordinary shares underlying the Private Placement Units, and (iii) 50,000 A Paradise Class A ordinary shares issuable upon conversion of the private placement rights underlying the Private Placement Units.

At Closing, pursuant to the Business Combination Agreement, Enhanced Group will use cash from the Trust Account to pay A Paradise transaction expenses and to reimburse or pay the Sponsor or its affiliates for any outstanding loans or other obligations of A Paradise to the Sponsor or its affiliates. A Paradise currently estimates that the total amount payable for A Paradise transaction expenses and any outstanding loans or other obligations of A Paradise to the Sponsor is approximately $3 million.

The Sponsor intends to transfer an aggregate of 60,000 of its founder shares, or 20,000 each, to A Paradise’s three independent directors, and an aggregate of 25,000 founder shares to A Paradise’s advisor, at the consummation of an initial business combination.

Any finance transaction costs in connection with an intended initial business combination would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such working capital loans may be convertible into units, at a price of $10.00 per unit, upon consummation of the initial business combination. The units would be identical to the Private Placement Units that the Sponsor purchased in connection with the IPO. As of December 31, 2025 no such working capital loans were outstanding.

Interest in Securities	Other Compensation

The non-voting sponsor investors had purchased, indirectly, through the purchase of non-voting interests in the Sponsor, an aggregate of 130,000 Non-Voting Private Placement Units at a price of $10.00 per unit ($1,300,000 in the aggregate). In connection with the non-voting Sponsor investors indirectly purchasing, through the Sponsor, the Non-Voting Private Placement Units allocated to the non-voting Sponsor investors in connection with the closing of the IPO, the Sponsor issued Non-Voting Sponsor Shares at a nominal purchaser price to the non-voting Sponsor investors at the closing of the IPO, reflecting interests in an aggregate of 1,368,421 Founder Shares held by the Sponsor. On December 19, 2025, an affiliate of the Sponsor purchased all of the issued and outstanding Non-Voting Sponsor Shares from the non-voting Sponsor investors.

A Paradise has agreed to reimburse the Sponsor and its affiliates for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination. As of December 31, 2025, A Paradise has not incurred any out-of-pocket expenses and has not reimbursed the Sponsor for any out-of-pocket expenses related to identifying, investigating and completing the Business Combination.

A Paradise is not prohibited from paying any fees (including advisory, consulting, success or finder fees), reimbursements or cash payments to the Sponsor, its officers or directors, or its or their affiliates, for services rendered to A Paradise prior to or in connection with the consummation of A Paradise’s initial business combination.

In the case that additional A Paradise Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts sold in the IPO and related to the Closing, the ratio at which the A Paradise Class B ordinary shares convert into A Paradise Class A ordinary shares may be adjusted (unless the holders of a majority of the outstanding A Paradise Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of A Paradise Class A ordinary shares issuable upon conversion of all A Paradise Class B ordinary shares will equal, in the aggregate, 25% of the sum of all ordinary shares issued and outstanding upon completion of the IPO, including pursuant to the over-allotment option, plus all A Paradise Class A ordinary shares issued or deemed issued, or issuable upon the conversion or exercise of any equity-linked securities issued or deemed issued in connection with or in relation to the Business Combination, excluding any shares or equity-linked securities issued, or to be issued, to any seller in the Business Combination or any private placement-equivalent securities issued to the Sponsor or its affiliates upon conversion of loans made to the Company.

	Interest in Securities	Other Compensation

A Paradise has agreed to indemnify and hold harmless the A Paradise Indemnified Parties, in each case against any costs, expenses, damages or liabilities incurred in connection with any legal proceeding, to the fullest extent that would have been permitted under applicable law and the applicable organizational documents to indemnify such person.

Sponsor Equity Agreement
The Sponsor has entered into a Sponsor Equity Agreement which grants the Sponsor a Put Option and Apeiron a Call Option, at a maximum purchase price for the Put Option and Call Option in the range of $6,700,000 to $9,000,000 and in the range of $11,000,000 to $15,500,000, respectively, reducing the economic exposure of the Sponsor to trading prices following the Closing. These Put Option and Call Option arrangements have the effect of imposing a floor and cap on the Sponsor’s return in respect of its investment in A Paradise at $1.21 and $2.18 per share of Enhanced Group Class A Common stock. Further, Apeiron has already deposited $5,500,000 with the Sponsor, creditable against such Call Option and Put Option arrangements, and repayable only in very narrow circumstances.

Additionally, the Sponsor Equity Agreement provides for the payment by the Sponsor to Apeiron of a termination fee of up to $4,875,000 under certain circumstances if the Business Combination Agreement is terminated due to a willful breach by A Paradise or its affiliates, including the Sponsor. The amount of the termination fee is subject to specific milestones relating to the preparation and filing of the proxy statement/registration statement for the Business Combination.